Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042	HV-5795 - PremierSolutions (Standard - Series A)
HV-7969 - PremierSolutions (State of Iowa Retirement Investors Club 403(b))

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042	HV-5795 - PremierSolutions (Standard - Series A)
HV-7969 - PremierSolutions (State of Iowa Retirement Investors Club 403(b))

Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

SHARE CLASS CHANGE

Effective March 1, 2010, American Century Inflation-Adjusted Bond Fund - Advisor share class will convert to American Century Inflation-Adjusted Bond Fund - Class A share class.  Advisor Class investors currently in the converting funds will be grandfathered, and will not be subject to a sales charge on future purchases.  New investors will be subject to Class A sales charges, unless one of the prospectus sales charge waivers is met.

As a result of the change, all references to the old American Century Inflation-Adjusted Bond Fund - Advisor share class in your prospectus are deleted and replaced with the new American Century Inflation-Adjusted Bond Fund - Class A share class.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.